MML SERIES INVESTMENT FUND

Supplement dated December 29, 2008 to the

Prospectuses dated May 1, 2008 and May 1, 2008, revised as of September 2, 2008

This supplement provides new and additional information beyond that contained in the Prospectuses. It should be retained and read in conjunction with the Prospectuses and any previous supplements.

The information for Michael D. Locke found on page 64 under Capital Guardian Trust Company in the section titled About the Investment Adviser and Sub-Advisers is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RS2972-08-05